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                 [MORGAN, LEWIS & BOCKIUS LLP LOGO APPEARS HERE]


October 5, 1999


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:  STI Classic Funds (File Nos. 33-4567 and 811-06557)
     Filing pursuant to Rule 497(j)
     ----------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, STI Classic Funds (the "Fund"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Bond and Money Market Funds Trust Shares, Bond Funds Investor and Flex Shares, Equity Funds Trust Shares, Money Market Funds Investor Shares, 401(k) plan, Classic Institutional Money Market Funds, Corporate Trust Shares, Balanced Fund Trust Shares, Sunbelt Equity Fund Investor and Flex Shares, and Sunbelt and Emerging Market Funds Trust Shares Prospectuses together with the Classic Institutional and Corporate Trust Shares Money Market Funds Statement of Additional Information dated October 1, 1999, do not differ from that contained in the Fund's Post-Effective Amendment No. 32 which was filed via EDGAR on September 28, 1999.

Please contact me at (215) 963-4790 if you have any questions or comments concerning this filing.


Sincerely,

/s/ Richard Grant
Richard Grant